Debt (Details) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 19, 2014	Nov. 30, 2014	Jul. 31, 2014	Feb. 26, 2014	Sep. 24, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt (Textual)
Repayment of notes payable									$ 1,725,000
Aggregate debt amount						$ 700,000			230,000	$ 270,000
Outstanding debt						100,000		$ 100,000	100,000
Amortization of debt discounts						$ 74,013		4,304	45,421
Borrowings on related party debt							$ 150,000	150,000	$ 240,000
Unsecured note, maturity date				Feb. 26, 2015
Borrowings from private investors								$ 700,000
Warrants exercisable term								5 years	5 years
Warrants issued for conversion of notes						666,667
Debt instrument description				Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.
Warrants exercisable price per share						$ 1		$ 2.50	$ 2.50
Accounts payable- related party						$ 3,685		$ 48,064
Short-term debt- related party				$ 150,000		150,000		150,000
Accrued interest						29,441
Advances received from related party						(51,850)		(721,150)
Advances repaid to related party						265,000		293,000
Advances from related party						$ 215,000		$ 428,150
Notes Payable [Member]
Debt (Textual)
Debt instrument face amount									$ 1,758,900
Outstanding debt									$ 1,400,000
Common stock issued in connection with debt									286,000
Amortization of debt discounts									$ 45,421
Notes Payable [Member] | Mr. Seligsohn [Member]
Debt (Textual)
Debt instrument interest rate						0.50%		0.50%
Notes Payable [Member] | Third Party [Member]
Debt (Textual)
Repayment of notes payable									1,725,000
Aggregate debt amount									$ 230,000
Common shares issued for conversion									46,000
Debt instrument face amount									$ 282,900
Loss on debt extinguishment									52,900
Notes Payable - Related Party [Member]
Debt (Textual)
Debt instrument interest rate				18.00%
Borrowings on related party debt				$ 150,000
Unsecured note, maturity date		Feb. 26, 2015
Debt instrument, accrued interest								$ 22,784
Debt instrument description				Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.
Advances - Related Party [Member] | Mr. Seligsohn [Member]
Debt (Textual)
Advance from related party								721,150
Advance repaid									293,000
Convertible Notes Payable [Member]
Debt (Textual)
Aggregate debt amount	$ 300,000					$ 700,000
Common shares issued for conversion					4,557,000
Debt instrument face amount	300,000		$ 250,000
Outstanding debt			500,000						$ 2,432,500
Amortization of debt discounts	$ 130,915					$ 225,426
Debt instrument interest rate	8.00%								5.00%
Borrowings on related party debt			$ 500,000
Unsecured note, maturity date	Dec. 19, 2015		Jul. 21, 2015			Mar. 31, 2015
Debt instrument, accrued interest						$ 50,000		$ 50,000
Borrowings from private investors									$ 2,124,500
Warrants purchase price	$ 1								$ 1
Unsecured note conversion price			$ 1.25					$ 1.25	$ 2.50
Warrants issued for conversion of notes	200,000				4,557,000	466,667
Interest due to be repaid			$ 16,500			$ 32,280
Increase in interest amount			$ 25,000
Debt instrument description			There is no BCF since the conversion price is $1.25 which equal to the $1.25 units being sold.					There is no BCF since the conversion is $1.25 which equal to the $1.25 units being sold.
Warrants exercisable price per share	$ 2.5					$ 2.50
Amount allocated for warrants	$ 71,369					$ 137,863
Accrued interest						50,000
Principal amount of debt			$ 250,000			700,000
Conversion rate			1.25%
Amount allocated to beneficial conversion feature						$ 87,563
Convertible Notes Payable - Related Party [Member]
Debt (Textual)
Common shares issued for conversion					6,800,000				115,500
Debt instrument face amount									$ 57,915
Debt instrument interest rate									5.00%
Borrowings on related party debt									$ 240,000
Unsecured note, maturity date									Dec. 31, 2013
Debt instrument, accrued interest									$ 105,000
Advance repaid									563,800
Borrowings from private investors									6,800,000
Warrants purchase price									$ 2.50
Warrants issued for conversion of notes					6,800,000
Unsecured note interest									5.00%
Short-term debt, balance due									$ 100,000
Convertible Notes Payable - Related Party [Member] | Warrant [Member]
Debt (Textual)
Common shares issued for conversion					76,200
Warrants issued for conversion of notes					76,200
Convertible Debt [Member]
Debt (Textual)
Aggregate debt amount	71,369
Amortization of debt discounts	130,915
Interest due to be repaid								$ 4,304
Amount allocated for warrants	$ 59,546